Stockholders’ Equity (Tables)	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of Share Based Payment Arrangement Option Activity

A summary of stock option activity for the stock option plans for the quarter ended March 31, 2025 and the year ended December 31, 2024 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2023	8,066,000	$0.39

Granted	2,318,750	0.15
Cancelled	(25,000)	(0.14)
Outstanding December 31, 2024	10,359,750	$0.31

Cancelled	(65,000)	(0.19)
Outstanding March 31, 2025	10,294,750	$0.31

Schedule of Share Based Payment Arrangement Option Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at March 31, 2025:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.20	2,268,750	544,500	March 25, 2029
CAD$0.30	1,805,000	902,500	February 21, 2028
CAD$0.45	1,930,400	1,808,120	June 30, 2025
CAD$0.50	789,600	789,600	February 1, 2026
CAD$0.50	2,295,000	1,698,300	February 1, 2027
CAD$0.66	200,000	176,000	July 12, 2026
CAD$1.02	1,006,000	946,000	April 6, 2026
	10,294,750	6,865,020